Annual Total Returns (Vanguard Explorer Value Fund - Investor Shares Retail) (Vanguard Explorer Value Fund, Vanguard Explorer Value Fund - Investor Shares)	12 Months Ended
Aug. 31, 2012
Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Annual Total Return
2012	18.66%
2011	(2.36%)